Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax		$ 17,077,670	$ 37,990,079	$ (34,786,480)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(4,127,305)	(1,263,781)	19,669
Other comprehensive income, before tax		13,296,351	36,789,306	(34,772,472)
Income tax relating to cash flow hedges of other comprehensive income		93,416	(16,196)	728
Income tax relating to remeasurements of defined benefit plans of other comprehensive income		1,107,699	339,533	(47,228)
Charge to equity		1,190,417	392,732	(72,441)
Gains (losses) on exchange differences on translation, net of tax		345,986	63,008	(5,661)
Other comprehensive income		14,310,634	37,112,643	(34,818,972)
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	[1]	345,986	63,008	(5,661)
Gains (losses) on exchange differences on translation, before tax	[1]	17,077,670	37,990,079	(34,786,480)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(4,127,305)	(1,263,781)	19,669
Other comprehensive income, before tax		13,296,351	36,789,306	(34,772,472)
Income tax relating to cash flow hedges of other comprehensive income	[1]	(93,416)	(16,196)	728
Income tax relating to exchange differences on translation of other comprehensive income	[1]	0	0	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income		1,107,699	339,533	(47,228)
Charge to equity		1,014,283	323,337	(46,500)
Gains (losses) on cash flow hedges, net of tax	[1]	252,570	46,812	(4,933)
Gains (losses) on exchange differences on translation, net of tax	[1]	17,077,670	37,990,079	(34,786,480)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		(3,019,606)	(924,248)	(27,559)
Other comprehensive income		$ 14,310,634	$ 37,112,643	$ (34,818,972)

[1]	These concepts will be reclassified to the Statement of Income when it’s settled.